Intangible Assets - Narrative (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 2,700,000	$ 0	$ 3,512,000	$ 0	$ 318,054